Shareholders' equity (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Summary of issued and outstanding common shares	As at June 30, 2024 and 2023, the Company’s issued and outstanding common shares consist of the following:

	June 30, 2024	June 30, 2023
	#	#
Shares issued and outstanding:
Outstanding, beginning of the year	33,038,367	21,439,632
Shares issued as installment for shares to be issued	—	11,838,457
Shares purchased and cancelled	—	(108,622)
Shares returned from escrow and cancelled	—	(142,124)
Shares issued upon exercise of options	—	11,024
Shares issued upon exercise of RSUs	301,792	—
Outstanding, end of the year	33,340,159	33,038,367

Summary of movement in stock option plan
The following table shows the movement in the stock option plan:

	Number	Weighted
	of options	average price
	#	$
Balance, July 1, 2022	1,207,908	14.02
Exercised	(11,024)	(3.87)
Expired	(171,133)	(13.80)
Forfeited	(302,700)	(15.56)
Balance, June 30, 2023	723,051	13.58
Forfeited	(260,705)	(10.69)
Balance, June 30, 2024	462,346	15.21

Summary of information about stock options outstanding and exercisable based on exercise price range
The following table summarizes information about the stock options outstanding and exercisable at the end of each year:

	June 30,			June 30,
	2024			2023
		Number of	Weighted		Number of	Weighted
	Number of	stock options	average	Number of	stock options	average
	stock options	outstanding and	remaining	stock options	outstanding	remaining
Exercise price	outstanding	exercisable	contractual life	outstanding	and exercisable	contractual life
$5.01 - $7.00	—	—	0.00	67,012	60,539	0.49
$7.01 - $9.00	116,000	58,117	3.00	210,125	53,001	4.00
$9.01 - $12.00	76,308	62,005	0.93	107,039	66,270	1.93
$12.01 - $15.00	45,000	25,325	2.75	55,000	17,190	3.75
$15.01 - $18.00	121,566	91,754	2.00	157,897	79,105	3.00
$18.01 - $20.00	22,856	15,740	2.00	22,856	10,012	3.00
$20.01 - $27.00	80,616	68,008	1.61	103,122	58,131	2.61
	462,346	320,949	2.08	723,051	344,248	2.90

Summary of DSUs, RSUs and PSUs granted and forfeited
The following table summarizes information about the DSUs, RSUs and PSUs granted, exercised and forfeited during the year ended June 30, 2024.

	DSU	PSU	RSU	Total
Awards outstanding July 1, 2022	—	—	—	—
Awards granted during the year	66,391	302,500	352,500	721,391
Awards forfeited during the year	—	(172,500)	(222,500)	(395,000)
Awards outstanding June 30, 2023	66,391	130,000	130,000	326,391
Awards granted during the year	105,695	412,300	805,200	1,323,195
Awards exercised during the year	—	—	(301,792)	(301,792)
Awards forfeited during the year	—	(42,500)	(26,251)	(68,751)
Awards outstanding June 30, 2024	172,086	499,800	607,157	1,279,043

Summary of valuation allowance on stock option	The key assumptions used in the Monte Carlo simulation are:

	June 30	June 30
	2024	2023
Share price	$3.44 - $4.69	3.69
Expected volatility	64.00%	60.00%
Time to expiry	2.11 years - 2.83 years	2.52 years
Risk-free interest rate	4.40%	4.08%

Summary of basic and diluted loss per share
Both the basic and diluted loss per share have been calculated using the net loss attributable to the shareholders of the Company as the numerator.

	June 30,	June 30,
	2024	2023
Number of shares:
Weighted average number of shares used in basic and diluted earnings per share	33,249,889	33,118,980
Net loss	$(8,659)	$(29,026)
Loss per share
Basic and diluted loss per share	$(0.26)	$(0.88)

Summary of Potentially diluted shares
Potentially diluted shares relating to DSUs, PSUs, RSUs, and stock options as set-out below have been excluded from the calculation of the diluted number of shares as the impact would be anti dilutive.

	June 30,	June 30,
	2024	2023
DSU	172,086	66,391
PSU	499,800	130,000
RSU	607,157	130,000
Stock options	462,346	723,051
	1,741,389	1,049,442